Accounts receivable - Additional information (Details) - USD ($)	6 Months Ended
	Mar. 31, 2020	Sep. 30, 2019
Product Information [Line Items]
Accounts receivable	$ 9,035,108	$ 13,827,591
Accounts receivable
Product Information [Line Items]
Accounts receivable	$ 8,920,000.0000
Customer concentration risk | Accounts receivable
Product Information [Line Items]
Percentage of accounts receivable	98.73%